Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Deferred Financing Cost

	December 31, 2013	December 31, 2012
Opening balance	$4,659	$4,794
Expenditure in the period	—	1,115
Amortization included within interest expense	(1,386)	(1,250)

Closing balance	$3,273	$4,659